ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
New home transaction services	5,863,587	3,558,480
Existing home transaction services	546,658	463,634
Home renovation and furnishing	265,355	407,180
Home rental services	52,135	54,531
Emerging and other services	86,681	106,273
Accounts receivable	6,814,416	4,590,098
Allowance for credit losses	(1,517,099)	(1,498,651)
Accounts receivable, net	5,297,317	3,091,447

Schedule of ageing analysis of accounts receivable based on the date of delivery of service to customers

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
– Up to 3 months	4,315,046	2,198,699
– 3 months to 1 year	649,209	727,822
– Over 1 year	1,850,161	1,663,577
Accounts receivable	6,814,416	4,590,098
Less: allowance for credit losses	(1,517,099)	(1,498,651)
Accounts receivable, net	5,297,317	3,091,447

Schedule of movements in the allowance for credit losses of accounts receivable

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(1,951,419)	(1,566,129)	(1,517,099)
Additions	(174,237)	(108,963)	(79,980)
Write‑offs	559,527	157,993	98,428
Balance at the end of the year	(1,566,129)	(1,517,099)	(1,498,651)

Schedule of contract assets, net

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Contract assets – gross	319,736	959,080
Allowance for credit losses	(119,064)	(113,551)
Contract assets, net	200,672	845,529